AB Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Real Estate – 94.6%
Diversified Real Estate Activities – 6.7%
Daito Trust Construction Co., Ltd.	5,400	$597,455
Mitsubishi Estate Co., Ltd.	64,900	990,911
Mitsui Fudosan Co., Ltd.	124,900	2,779,782
New World Development Co., Ltd.	173,250	692,938
Sumitomo Realty & Development Co., Ltd.	19,100	561,890
Sun Hung Kai Properties Ltd.	173,500	2,017,075
UOL Group Ltd.	109,500	567,480

		8,207,531

Diversified REITs – 7.2%
Alexander & Baldwin, Inc.	32,530	729,648
Armada Hoffler Properties, Inc.	96,830	1,421,464
Charter Hall Long Wale REIT	171,300	639,031
Cofinimmo SA	3,710	485,141
Essential Properties Realty Trust, Inc.	53,950	1,363,856
ICADE	7,720	476,706
Land Securities Group PLC	86,880	920,643
Merlin Properties Socimi SA	108,060	1,205,837
Stockland	522,920	1,582,301

		8,824,627

Health Care REITs – 6.5%
Medical Properties Trust, Inc.	75,620	1,538,111
Ventas, Inc.	51,060	2,757,240
Welltower, Inc.	44,030	3,667,259

		7,962,610

Hotel & Resort REITs – 3.6%
Apple Hospitality REIT, Inc.	88,520	1,565,919
Park Hotels & Resorts, Inc.(a)	76,890	1,448,607
RLJ Lodging Trust	97,330	1,361,647

		4,376,173

Industrial REITs – 16.6%
Americold Realty Trust	46,014	1,229,494
Ascendas Real Estate Investment Trust	321,900	660,037
Centuria Industrial REIT	109,120	297,871
Dream Industrial Real Estate Investment Trust	93,547	1,242,865
Duke Realty Corp.	32,560	1,725,680
GLP J-REIT	520	776,365
Industrial & Infrastructure Fund Investment Corp.	357	537,053
LondonMetric Property PLC	197,120	686,287
Mapletree Logistics Trust	470,901	612,233
Mitsui Fudosan Logistics Park, Inc.	123	561,693
Plymouth Industrial REIT, Inc.	12,613	328,947
Prologis, Inc.	44,350	6,468,448
Rexford Industrial Realty, Inc.	24,030	1,685,224
Segro PLC	107,456	1,868,772
STAG Industrial, Inc.	41,010	1,597,750

		20,278,719

Office REITs – 4.9%
City Office REIT, Inc.	67,360	1,159,939
Cousins Properties, Inc.	37,675	1,455,385

Company	Shares	U.S. $ Value
Covivio	6,230	$509,679
Daiwa Office Investment Corp.	82	507,055
Japan Prime Realty Investment Corp.	154	501,417
Nippon Building Fund, Inc.	226	1,295,054
Workspace Group PLC	49,621	515,860

		5,944,389

Real Estate Development – 0.6%
CIFI Holdings Group Co., Ltd.	391,100	272,484
Instone Real Estate Group SE(b)	24,555	471,384

		743,868

Real Estate Operating Companies – 8.1%
Aroundtown SA	198,710	1,225,274
CA Immobilien Anlagen AG	18,851	644,957
Castellum AB	39,010	865,559
CTP NV(b)	27,639	473,565
Fastighets AB Balder - Class B(a)	18,610	1,160,132
Hongkong Land Holdings Ltd.	148,800	805,812
Hulic Co., Ltd.	51,600	470,079
LEG Immobilien SE	10,620	1,365,629
Shurgard Self Storage SA	10,240	568,339
TAG Immobilien AG	35,080	904,187
VGP NV	2,660	679,221
Vonovia SE	14,524	770,978

		9,933,732

Residential REITs – 14.2%
American Campus Communities, Inc.	34,620	1,862,902
American Homes 4 Rent - Class A	43,730	1,662,177
Comforia Residential REIT, Inc.	197	531,739
Daiwa Securities Living Investments Corp.	647	591,182
Equity Residential	7,900	673,870
Essex Property Trust, Inc.	7,100	2,251,907
Independence Realty Trust, Inc.	90,153	2,278,166
Killam Apartment Real Estate Investment Trust	85,890	1,445,392
Minto Apartment Real Estate Investment Trust(b)	34,080	585,880
Sun Communities, Inc.	16,003	2,896,543
UDR, Inc.	35,740	1,961,054
UNITE Group PLC (The)	46,740	668,570

		17,409,382

Retail REITs – 15.4%
AEON REIT Investment Corp.	673	839,175
Brixmor Property Group, Inc.	79,900	2,007,088
CapitaLand Integrated Commercial Trust	780,260	1,221,120
Eurocommercial Properties NV	32,510	807,403
Federal Realty Investment Trust	12,120	1,425,069
Kite Realty Group Trust	70,510	1,546,284
Link REIT	204,661	1,653,825
Mercialys SA	44,580	456,069
NETSTREIT Corp.	59,263	1,312,083
Simon Property Group, Inc.	30,848	4,243,451
SITE Centers Corp.	113,320	1,762,126
Spirit Realty Capital, Inc.	34,710	1,609,503

		18,883,196

Company	Shares	U.S. $ Value

Specialized REITs – 10.8%
CubeSmart	40,990	$1,976,128
Digital Realty Trust, Inc.	16,855	2,274,077
Equinix, Inc.	2,650	1,880,784
National Storage Affiliates Trust	29,080	1,694,492
Public Storage	5,350	1,899,357
Safestore Holdings PLC	61,690	1,053,498
VICI Properties, Inc.	85,600	2,393,376

		13,171,712

		115,735,939

Materials – 1.5%
Construction Materials – 1.0%
CSR Ltd.	186,480	778,467
GCC SAB de CV	73,050	485,038

		1,263,505

Paper Products – 0.5%
Stora Enso Oyj - Class R	31,850	606,554

		1,870,059

Consumer Services – 1.3%
Hotels, Resorts & Cruise Lines – 0.6%
Hilton Grand Vacations, Inc.(a)	15,688	813,580

Leisure Facilities – 0.3%
Planet Fitness, Inc.(a)	3,930	332,596

Restaurants – 0.4%
Dine Brands Global, Inc.	5,640	472,857

		1,619,033

Transportation – 1.1%
Highways & Railtracks – 1.1%
Transurban Group	139,952	1,292,654

Consumer Durables & Apparel – 0.7%
Homebuilding – 0.7%
PulteGroup, Inc.	16,940	841,240

Telecommunication Services – 0.5%
Integrated Telecommunication Services – 0.5%
Infrastrutture Wireless Italiane SpA	56,760	579,594

Software & Services – 0.1%
Internet Services & Infrastructure – 0.1%
Vnet Group, Inc. (ADR)(a)	13,770	108,370

Total Common Stocks (cost $100,567,384)		122,046,889

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.01%(c)(d)(e) (cost $1,576,687)		1,576,687	$1,576,687

	Principal Amount (000)

Time Deposits – 0.1%
ANZ Bank, Hong Kong (0.22)%, 03/01/2022	AUD	85	62,081
BBH, Grand Cayman
(1.45)%, 03/01/2022	CHF	10	10,762
(0.30)%, 03/01/2022	SEK	116	12,208
0.07%, 03/01/2022	NOK	97	10,990
0.09%, 03/01/2022	GBP	3	3,811
0.15%, 03/01/2022	NZD	19	12,681
Citibank, London (0.78)%, 03/01/2022	EUR	11	12,376
Hong Kong & Shanghai Bank, Hong Kong
0.00%, 03/01/2022	HKD	98	12,589
0.07%, 03/01/2022	SGD	17	12,621
Royal Bank of Canada 0.00%, 03/01/2022	CAD	25	20,015
Sumitomo, Tokyo (0.34)%, 03/01/2022	JPY	2,769	24,086

Total Time Deposits (cost $194,220)			194,220

Total Short-Term Investments (cost $1,770,907)			1,770,907

Total Investments – 101.2% (cost $102,338,291)(f)			123,817,796
Other assets less liabilities – (1.2)%			(1,484,557)

Net Assets – 100.0%			$122,333,239

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CNH	1,971	USD	308	05/18/2022	$(2,227)
Brown Brothers Harriman & Co.	USD	624	GBP	461	03/17/2022	(5,970)
Brown Brothers Harriman & Co.	USD	369	NZD	563	03/18/2022	11,333
Brown Brothers Harriman & Co.	MXN	5,001	USD	242	03/24/2022	(700)
Brown Brothers Harriman & Co.	SEK	6,403	USD	692	03/24/2022	15,876
Brown Brothers Harriman & Co.	USD	393	JPY	45,190	04/28/2022	372
Brown Brothers Harriman & Co.	USD	338	EUR	295	05/12/2022	(6,249)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,440	SEK	13,123	03/24/2022	$(53,618)
Morgan Stanley Capital Services LLC	GBP	461	USD	632	03/17/2022	13,216
Morgan Stanley Capital Services LLC	USD	925	SGD	1,247	04/21/2022	(5,706)
Morgan Stanley Capital Services LLC	USD	799	CAD	1,016	04/22/2022	2,627
Morgan Stanley Capital Services LLC	EUR	3,370	USD	3,857	05/12/2022	68,383
UBS AG	USD	1,064	CHF	984	04/13/2022	10,871

						$48,208

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $1,530,829 or 1.3% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,524,457 and gross unrealized depreciation of investments was $(3,996,744), resulting in net unrealized appreciation of $21,527,713.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 28, 2022 (unaudited)

59.4%	United States
9.3%	Japan
4.6%	United Kingdom
4.2%	Hong Kong
3.8%	Germany
3.7%	Australia
2.7%	Canada
2.5%	Singapore
1.6%	Sweden
1.4%	Belgium
1.2%	France
1.0%	Netherlands
1.0%	Spain
2.2%	Other
1.4%	Short-Term

100.0%	Total Investments

[1]

All data are as of February 28, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Austria, China, Finland, Italy and Mexico.

AB Global Real Estate Investment Fund

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$76,572,722	$39,163,217		$-0-	$115,735,939
Materials	485,038	1,385,021		-0-	1,870,059
Consumer Services	1,619,033	-0-		-0-	1,619,033
Transportation	-0-	1,292,654		-0-	1,292,654
Consumer Durables & Apparel	841,240	-0-		-0-	841,240
Telecommunication Services	-0-	579,594		-0-	579,594
Software & Services	108,370	-0-		-0-	108,370
Short-Term Investments:
Investment Companies	1,576,687	-0-		-0-	1,576,687
Time Deposits	-0-	194,220		-0-	194,220
Total Investments in Securities	81,203,090	42,614,706	+	-0-	123,817,796

Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	122,678		-0-	122,678
Liabilities
Forward Currency Exchange Contracts	-0-	(74,470)		-0-	(74,470)

Total	$81,203,090	$42,662,914		$-0-	$123,866,004

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

Fund	Market Value 11/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$415	$12,454	$11,292	$1,577	$0	*
Government Money Market Portfolio**	200	1,044	1,244	-0-	0	*
Total				$1,577	$0	*

*	Amount is less than $500.
**	Investment of cash collateral for securities lending transactions.